Equity (Defict) (Tables)	12 Months Ended
Dec. 31, 2022
Equity (Defict) [Abstract]
Schedule of share capital
	Number of shares as of		Number of shares as of
	December 31, 2022		December 31, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares	100,000,000	11,338,940	100,000,000	10,091,706

Schedule of loss per share
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Loss for the period	10,273	16,955	7,228
Total number of Ordinary Shares	11,338,940	10,091,706	2,661,095
Weighted average number of Ordinary Shares	10,794,594	5,306,225	1,967,790

Basic and diluted loss per share	(0.95)	(3.2)	(3.67)